CONSOLIDATED BALANCE SHEETS (Parenthetical) - First preferred shares - shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares outstanding (shares)	0	0
Number of shares issued (shares)	0	0